Commitments and contingencies	6 Months Ended
Jun. 30, 2011
Commitments and contingencies
Commitments and contingencies

16   Commitments and contingencies

a)       In connection with the Girardin Act tax - advantaged lease financing arrangement sponsored by the French government, we provided guarantees to BNP Paribas for the benefit of the tax investors associated with the Girardin Act lease financing certain payments due from VNC. We also committed that assets associated with the Girardin Act lease financing would be substantially complete by December 31, 2010. Both y mutual agreement with both the French government and the tax investors have agreed to extend this date has been extended to December 31, 2011.

Sumic Nickel Netherlands B.V. (“Sumic”), a 21% stockholder of VNC, has a put option to sell to us 25%, 50%, or 100% of the shares they own of VNC if the defined cost of the initial nickel cobalt development project, as measured by funding provided to VNC, in natural currencies and converted to U.S. dollars at specified rates of exchange, in the form of Girardin Act lease financing, funding, shareholder loans and equity contributions by shareholders to VNC, exceeded US$ 4.6 billion and an agreement cannot be reached on how to proceed with the project. On May 27, 2010 the threshold was reached. An agreement has been reached with Sumic to extend an extension of their put option into 2012.

In addition, in the course of our operations we have provided letters of credit and guarantees in the amount of US$ 490 that are associated with items such as environment reclamation, asset retirement obligation commitments, electricity commitments, and community service commitments.

b)       We and our subsidiaries are defendants in numerous legal actions in the normal course of business. Based on the advice of our legal counsel, management believes that the amounts recognized are sufficient to cover probable losses in connection with such actions.

The provision for contingencies and the related judicial deposits are composed as follows:

	June 30, 2011 (unaudited)		December 31, 2010
	Provision for contingencies	Judicial deposits	Provision for contingencies	Judicial deposits
Labor and social security claims	822	1,009	748	874
Civil claims	558	444	510	410
Tax-related actions	742	429	746	442
Others	47	6	39	5
	2,169	1,888	2,043	1,731

Labor and social security related actions principally comprise of claims by Brazilian current and former employees for (i) payment of time spent traveling from their residences to the work-place, (ii) additional health and safety related payments and (iii) various other matters, often in connection with disputes about the amount of indemnities paid upon dismissal and the one-third extra holiday pay.

Civil actions principally relate to claims made against us by contractors in Brazil in connection with losses alleged to have been incurred by them as a result of various past Government economic plans, during which full inflation indexation of contracts was not permitted, as well, as for accidents and land appropriation disputes.

Tax related actions principally comprise of challenges initiated by us, on certain taxes on revenues and uncertain tax positions. We continue to vigorously pursue our interests in all the actions but recognize that we probably will incur some losses in the final instance, for which we have made provisions.

Judicial deposits are made by us following court requirements in order to be entitled to either initiate or continue a legal action. These amounts are released to us upon receipt of a final favorable outcome from the legal action, and in the case of an unfavorable outcome, the deposits are transferred to the prevailing party.

Contingencies settled during the three-month periods ended June 30, 2011, March 31, 2011 and June 30, 2010, totaled US$130, US$ 431 and US$61 and six-month periods ended June 30, 2011 and June 30, 2010, totaled US$561 and US$76, respectively. Provisions recognized in the three-month periods ended June 30, 2011, March 31, 2011 and June 30, 2010, totaled US$176, US$54 and US$101 and six-month periods ended June 30, 2011 and June 30, 2010, totaled US$230 and US$171, respectively, classified as other operating expenses.

In addition to the contingencies for which we have made provisions, we are defendants in claims where in our opinion, and based on the advice of our legal counsel, the likelihood of loss is reasonably possible but not probable, in the total amount of US$22,878 at June 30, 2011, and for which no provision has been made (December 31, 2010 — US$4,787).

The variation in reasonably possible contingencies reflects the change in the outcome of the case filed by Vale to contest of the constitutionality of Article 74 of Provisional 2.158-34/2001, which determines the payment in Brazil, of income tax and social contribution on net income on the profits of foreign subsidiaries. This quarter, based on recent jurisprudence and similar legal cases, supported by our legal counsel, we altered the probability of loss for reasonably possible.

c)     At the time of our privatization in 1997, the Company issued debentures to its then-existing stockholders, including the Brazilian Government. The terms of the debentures, were set to ensure that the pre-privatization stockholders, including the Brazilian Government would participate in possible future financial benefits that could be obtained from exploiting certain mineral resources.

A total of 388,559,056 Debentures were issued at a par value of R$ 0.01 (one cent), whose value will be restated in accordance with the variation in the General Market Price Index (IGP-M), as set forth in the Issue Deed.

The debentures holders have the right to receive premiums, paid semiannually, equivalent to a percentage of net revenues from specific mine resources as set forth in the indenture.

d)    Asset retirement obligations

We use various judgments and assumptions when measuring our asset retirement obligations.

Changes in circumstances, law or technology may affect our estimates and we periodically review the amounts accrued and adjust them as necessary. Our accruals do not reflect unasserted claims because we are currently not aware of any such issues. Also the amounts provided are not reduced by any potential recoveries under cost sharing, insurance or indemnification arrangements because such recoveries are considered uncertain.

The changes in the provisions for asset retirement obligations are as follows:

	Three-month period ended (unaudited)			Six-month period ended (unaudited)
	June 30, 2011	March 31, 2011	June 30, 2010	June 30, 2011	June 30, 2010

Beginning of period	1,368	1,368	1,129	1,368	1,116
Accretion expense	30	41	31	71	58
Liabilities settled in the current period	(20)	(10)	(2)	(30)	(10)
Revisions in estimated cash flows (*)	(10)	(63)	28	(73)	26
Cumulative translation adjustment	42	32	(24)	74	(28)
End of period	1,410	1,368	1,162	1,410	1,162

Current liabilities	56	71	80	56	80
Non-current liabilities	1,354	1,297	1,082	1,354	1,082
Total	1,410	1,368	1,162	1,410	1,162